RELATED PARTY TRANSACTIONS (Details) - Schedule of Compensation of Key Management Personnel - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compensation
Salaries and other short-term benefits	£ 13	£ 13	£ 17
Share-based payments	17	22	23
Total compensation	£ 30	£ 35	£ 40